UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
SM
BlackRock Wealth Liquid Environmentally Aware Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2022

Date of reporting period: 09/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
September 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Wealth Liquid Environmentally Aware Fund

Dear Shareholder,
The 12-month reporting period as of September 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United
States began the reporting period as the initial reopening-led economic rebound was beginning to slow.
Nonetheless, the economy continued to grow at a brisk pace for the reporting period, eventually regaining the output lost from the pandemic.
Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals.
The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected
U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
9.18% 30.00%
U.S. small cap equities
(Russell 2000
®
Index)
(0.25) 47.68
International equities
(MSCI Europe, Australasia,
Far East Index)
4.70 25.73
Emerging market equities
(MSCI Emerging Markets
Index)
(3.45) 18.20
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.07
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
2.92 (6.22)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
1.88 (0.90)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.24 2.71
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
3.65 11.27
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Money Market Overview
For the Six-Month Period Ended September 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

Throughout much of the period, the COVID-19 delta variant dominated headlines in the United States as cases and hospitalizations spiked, threatening the sustained economic recovery, both domestically and abroad. Economic data continued to improve throughout the period, underscored by the drop in the unemployment rate from 6.0%
in March 2021 to 4.8% as of September 30, 2021.
The Fed made upward “technical” adjustments of 0.05% to the interest rate paid on required and excess reserves and the offering rate on overnight repurchase agreements operations in June 2021, bringing these “administered rates” to 0.15% and 0.05%, respectively. Fed Chair Jerome Powell noted that the adjustments were made “in order to keep the Federal Funds rate well within the target range and to support smooth functioning in the money markets.”
At its September 2021 meeting, the Federal Open Market Committee (the “FOMC”) noted that “if progress (toward its maximum employment and price stability goals)
continues broadly as expected, the Committee judges that a moderation in the pace of asset purchases may soon be warranted.” At the press conference following the meeting, Fed Chair Jerome Powell noted the FOMC “could easily move ahead at the next meeting” (which concludes November 3, 2021).
Fed Chair Powell also acknowledged that “the timing and pace of the coming reduction in asset purchases will not be intended to carry a direct signal regarding the timing of interest-rate liftoff, for which (the Fed has) articulated a different and substantially more stringent test.”
As expected, the FOMC left the range for the Federal Funds target rate unchanged at 0.00% to 0.25% during the period. Following the September 2021 meeting, the “dot plot” interest rate projections, in our opinion, had a hawkish lean over the forecast horizon. The forecast for 2022 rose to 0.25% from 0.125%, with an additional six rate hikes penciled in through 2024.
The federal debt ceiling situation remains front and center. The U.S. Treasury continues to employ accounting “maneuvers” known as “extraordinary measures” to fund the
U.S. government following the expiration of the suspension of the debt ceiling at the end of July 2021.
Treasury Secretary Janet Yellen in a letter to Speaker of U.S. House of Representatives Nancy Pelosi and congressional leaders on September 28, 2021 estimated that
“Treasury is likely to exhaust its extraordinary measures if Congress has not acted to raise or suspend the debt limit by October 18.” Yields on Treasury securities maturing around this so-called “X-date” were moderately elevated relative to nearby issues in late September 2021.
Congress passed a continuing resolution to fund the U.S. government until December 3, 2021; however, this “stop-gap” spending bill did not address the debt ceiling, which will need to be either re-suspended or raised in the next few weeks.
With the debt ceiling yet to be resolved, net Treasury bill issuance fell an additional $561 billion throughout the third quarter of 2021, on top of a decline of over $680 billion through the first half of 2021.
The reduction in net Treasury bill issuance further exacerbated the painful supply-demand imbalance in the front-end of the market. Further, liquidity in the banking system remained ample given ongoing asset purchases by the Fed and a sizable contraction in the Treasury General Account more than $1 trillion since the end of 2020.
The Fed’s overnight reverse repo program saw increasingly elevated daily volume given the acute disparity between supply and demand in the front end of the market, with daily utilization peaking at a record $1.6 trillion on September 30, 2021.
The secured overnight financing rate—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— held steady at 0.05% throughout the third quarter of 2021. The secured overnight financing rate increased to 0.05% from 0.01% following the FOMC’s technical adjustments to the interest rate on excess reserves and reverse repo program rates in June.
The supply-demand picture also remained challenging in the credit space. The three-month London Inter-bank Offered Rate (“LIBOR”) fell to an all-time low of 0.11413%
on September 9, 2021. Similarly, the three-month LIBOR-Overnight Indexed Swap spread—a gauge of stress in the financial system—remained in the low single digits.
Industry-wide money market mutual funds experienced net inflows of nearly $47 billion during the period ending September 30, 2021. Of this, assets of prime and municipal money market funds fell $10 billion and $46 billion, respectively, while government money market funds experienced over $102 billion of inflows.
Specific to BlackRock Wealth Liquid Environmentally Aware Fund, the Fund’s strategic allocations as of September 30, 2021 embodied the investment adviser’s outlook that downward pressure on supply will persist and demand for money market assets is likely to continue to outpace supply over much of the remainder of 2021. Portfolio purchases during the period were focused primarily on high-quality commercial paper and U.S. dollar-denominated certificates of deposits in the one- to three-month tenors.
The portfolio also opportunistically and selectively added some longer-dated exposures, in both fixed and floating securities throughout the period. Issuer and security selection were consistent with the environmental focus of the portfolio.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of September 30, 2021

Fund Information
BlackRock Wealth Liquid Environmentally Aware Fund
Investment Objective
BlackRock Wealth Liquid Environmentally Aware Fund’s (the "Fund") investment objective is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Expense Example
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on April 1,
2021 and held through September 30, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(04/01/21)
Ending
Account Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(04/01/21)
Ending
Account Value
(09/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,000.00 $ 0.85 $ 1,000.00 $ 1,024.22 $ 0.86 0.17%
Premier .................................. 1,000.00 1,000.00 0.90 1,000.00 1,024.17 0.91 0.18
Service .................................. 1,000.00 1,000.00 0.90 1,000.00 1,024.17 0.91 0.18
Investor A ................................ 1,000.00 1,000.00 0.90 1,000.00 1,024.17 0.91 0.18
Investor C ................................ 1,000.00 1,000.00 0.90 1,000.00 1,024.17 0.91 0.18
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
See "Disclosure of Expenses" for further information on how expenses were calculated.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
Premier ................................ 0.01 0.01
Service ................................ 0.01 0.01
Investor A ............................... 0.01 0.01
Investor C ............................... 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 47%
Certificates of Deposit ................................. 23
Municipal Bonds .................................... 10
Time Deposits ...................................... 10
Repurchase Agreements ............................... 5
U.S. Government Sponsored Agency Obligations .............. 1
Corporate Bonds .................................... 1
Other Assets Less Liabilities ............................ 3

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Wealth Liquid Environmentally Aware Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2021
Security
Par (000)
Pa r (000) Value
Certificates of Deposit — 23.5%
Domestic — 0.8%
(a)
Bank of America Corp., 0.21%, 07/08/22 .... USD 1,750 $ 1,750,000
Goldman Sachs Bank, (SOFR + 0.17%),
0.22%, 07/26/22 .................. 10,000 10,000,000
11,750,000
Euro — 1.2%
(b)
Bank of Montreal, 0.28%, 03/09/22 ........ 5,000 4,993,834
National Westminster Bank plc,
0.21%, 03/31/22 .................. 14,000 13,985,237
18,979,071
Yankee — 21.5%
(c)
Bank of Montreal, Chicago
(a)
:
(LIBOR USD 3 Month + 0.04%),
0.18%, 10/06/21 ................ 30,000 30,000,000
(SOFR + 0.15%), 0.20%, 09/21/22 ...... 10,000 10,000,000
Bank of Nova Scotia, Houston
(a)
:
(SOFR + 0.16%), 0.21%, 06/03/22 ...... 12,000 12,000,000
(SOFR + 0.20%), 0.25%, 06/17/22 ...... 15,000 15,000,000
Canadian Imperial Bank of Commerce, New
York
(a)
:
(LIBOR USD 3 Month + 0.04%),
0.18%, 10/04/21 ................ 30,000 30,000,000
(LIBOR USD 3 Month + 0.11%),
0.24%, 01/14/22 ................ 10,000 10,000,000
Credit Suisse AG, New York, (SOFR + 0.30%),
0.35%, 11/16/21
(a)
................. 20,000 20,000,000
Kookmin Bank, New York, (LIBOR USD 1
Month + 0.23%), 0.31%, 02/07/22
(a)
..... 9,000 9,000,000
Landesbank Baden-Wuerttemberg, New York,
0.07%, 10/07/21 .................. 49,000 49,000,000
MUFG Bank Ltd., New York:
0.24%, 01/13/22 .................. 5,000 5,000,000
0.23%, 01/28/22 .................. 15,000 15,000,000
Natixis SA, New York, (SOFR + 0.17%),
0.22%, 08/05/22
(a)
................. 12,000 12,000,000
Royal Bank of Canada, New York, (LIBOR USD
3 Month + 0.09%), 0.21%, 12/10/21
(a)
.... 18,000 18,000,000
Standard Chartered Bank, New York
(a)
:
0.24%, 02/01/22 - 09/02/22 ........... 22,250 22,250,000
Sumitomo Mitsui Trust Bank Ltd., New York,
0.06%, 10/06/21 .................. 45,000 45,000,000
Svenska Handelsbanken AB, New York,
0.24%, 04/06/22 .................. 12,000 12,000,310
Swedbank AB, New York, (LIBOR USD 3 Month
+ 0.05%), 0.18%, 10/20/21
(a)
.......... 20,000 19,999,945
334,250,255
Total Certificates of Deposit — 23.5%
(Cost: $364,979,326) .............................. 364,979,326
Commercial Paper — 46.9%
Alinghi Funding Co. LLC
(b)
:
0.14%, 12/07/21 .................. 12,000 11,993,970
0.21%, 05/24/22 .................. 6,000 5,991,775
Alpine Securitization LLC, 0.21%
,
06/13/22
(d)
. 20,000 20,000,000
Alpine Securitization Ltd., 0.26%
,
07/08/22
(d)
. 25,000 25,000,000
Antalis SA
(b)
:
0.10%, 10/05/21 .................. 15,000 14,999,883
0.11%, 10/18/21 .................. 21,000 20,998,711
0.12%, 11/10/21 .................. 6,000 5,999,133
0.13%, 12/08/21 .................. 10,650 10,646,379
0.14%, 01/20/22 .................. 7,000 6,996,115
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
ANZ New Zealand Int'l Ltd.
(b)
:
0.12%, 04/19/22 .................. USD 10,000 $ 9,991,111
0.13%, 04/26/22 .................. 12,000 11,982,750
0.14%, 05/05/22 .................. 10,000 9,985,000
ASB Finance Ltd.
(b)
:
0.13%, 03/07/22 .................. 7,000 6,994,505
0.14%, 04/20/22 .................. 20,000 19,981,575
Australia & New Zealand Banking Group Ltd.,
(LIBOR USD 3 Month + 0.03%), 0.15%
,
03/02/22
(a)
...................... 10,000 10,000,000
Barclays Bank plc, 0.08%
,
10/01/21
(b)
...... 20,000 20,000,000
Bayerische Landesbank
(b)
:
0.06%, 10/01/21 .................. 15,000 15,000,000
0.06%, 10/06/21 .................. 40,000 39,999,667
BNZ International Funding Ltd.
(b)
:
0.08%, 11/16/21 .................. 8,000 7,997,904
0.11%, 01/25/22 .................. 20,000 19,989,045
BPCE SA
(b)
:
0.10%, 12/01/21 .................. 14,000 13,992,053
0.10%, 12/09/21 .................. 10,000 9,993,579
Britannia Funding Co. LLC
(b)(d)
:
0.17%, 02/16/22 .................. 30,700 30,679,994
0.17%, 02/22/22 .................. 7,000 6,995,240
Cargill, Inc., 0.07%
,
10/01/21
(b)
........... 35,000 35,000,000
Citigroup Global Markets, Inc., 0.17%
,
06/03/22
(b)
...................... 20,000 19,974,139
Commonwealth Bank of Australia, (LIBOR USD
3 Month + 0.04%), 0.17%
,
05/23/22
(a)
.... 35,000 35,000,000
Crown Point Capital Co. LLC, 0.34%
,
04/25/22
(d)
...................... 10,000 10,000,000
Goldman Sachs International, 0.30%
,
09/23/22
(b)
...................... 6,000 5,985,125
Hydro-Quebec, 0.06%
,
10/01/21
(b)
........ 35,000 35,000,000
ING US Funding LLC
(b)
:
0.10%, 12/14/21 .................. 9,000 8,994,543
0.12%, 02/18/22 .................. 6,500 6,494,944
Kookmin Bank, 0.09%
,
11/02/21
(b)
......... 17,000 16,997,733
National Australia Bank Ltd.
(a)
:
(LIBOR USD 3 Month + 0.04%), 0.17%,
03/29/22 ..................... 7,000 7,000,000
(SOFR + 0.12%), 0.17%, 06/16/22 ...... 12,000 12,000,000
National Bank of Canada, 0.09%
,
10/25/21
(b)
. 25,000 24,996,667
Santander UK plc, 0.07%
,
10/01/21
(b)
...... 50,000 50,000,000
Skandinaviska Enskilda Banken AB, 0.15%
,
05/02/22
(b)
...................... 10,000 9,989,350
Societe Generale SA, 0.14%
,
03/31/22
(b)
.... 5,000 4,995,475
Sumitomo Mitsui Trust Bank Ltd., 0.08%
,
10/27/21
(b)
...................... 7,000 6,999,318
Toronto-Dominion Bank (The), 0.08%
,
10/04/21
(b)
...................... 30,000 29,999,850
UBS AG:
(SOFR + 0.20%), 0.25%, 02/08/22
(a)
.... 8,000 8,000,000
0.23%, 08/18/22
(b)
................. 12,000 11,973,250
0.22%, 09/22/22
(a)
................. 10,000 10,000,000
Westpac Banking Corp.
(a)
:
(LIBOR USD 3 Month + 0.01%), 0.13%,
02/04/22 ..................... 10,000 9,999,648
(LIBOR USD 3 Month + 0.02%), 0.14%,
02/17/22 ..................... 14,000 13,999,644
Total Commercial Paper — 46.9%
(Cost: $729,608,075) .............................. 729,608,075

BlackRock Wealth Liquid Environmentally Aware Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2021
Security
Par (000)
Pa r (000) Value
Corporate Bonds — 0.6%
Consumer Finance — 0.6%
Toyota Motor Credit Corp., (SOFR + 0.15%),
0.20%, 08/15/22
(a)
................ USD 9,198 $ 9,198,000
Total Corporate Bonds — 0.6%
(Cost: $9,198,000) ............................... 9,198,000
Municipal Bonds — 10.2%
Arizona — 3.5%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-MIZ9031, RB,
VRDN (Mizuho Capital Mkts LLC LOC),
0.34%, 11/04/21 .................. 13,630 13,630,000
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-MIZ9037, RB,
VRDN (Mizuho Capital Mkts LLC LOC),
0.34%, 11/04/21 .................. 25,000 25,000,000
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-MIZ9045, RB,
VRDN (Mizuho Capital Mkts LLC LOC),
0.34%, 11/04/21 .................. 15,000 15,000,000
53,630,000
California — 0.6%
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-MIZ9048, RB,
VRDN (Mizuho Capital Mkts LLC LOC),
0.34%, 11/04/21
(d)(e)(f)
............... 9,345 9,345,000
Colorado — 0.6%
Colorado Housing and Finance Authority, Series
2021C-2, RB, VRDN (Federal Home Loan
Bank SBPA), 0.06%, 10/07/21
(f)
........ 9,485 9,485,000
Florida — 1.8%
Abag Finance Authority for Nonprofit Corp.,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XFT1204, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.14%, 10/07/21
(d)(e)(f)
..... 28,325 28,325,000
Security
Par (000)
Par (000) Value
New York — 1.7%
Taxable Series 2021-XFT1210, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1210, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.14%, 10/07/21
(d)(e)(f)
............... USD 26,390 $ 26,390,000
Rhode Island — 2.0%
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-MIZ9023, RB,
VRDN (Mizuho Capital Mkts LLC LOC),
0.33%, 11/04/21
(d)(e)(f)
............... 30,915 30,915,000
Total Municipal Bonds — 10.2%
(Cost: $158,090,000) .............................. 158,090,000
Time Deposits — 9.5%
Credit Agricole Corporate and Investment Bank
SA, 0.05%, 10/01/21 ............... 1,600 1,600,000
Royal Bank of Canada, 0.05%, 10/01/21 .... 25,000 25,000,000
Skandinaviska Enskilda Banken AB,
0.05%, 10/01/21 .................. 62,000 62,000,000
Svenska Handelsbanken AB, 0.05%, 10/01/21 20,000 20,000,000
Swedbank AB, 0.06%, 10/01/21 .......... 40,000 40,000,000
Total Time Deposits — 9.5%
(Cost: $148,600,000) .............................. 148,600,000
U.S. Government Sponsored Agency Obligations — 1.2%
United States International Development
Finance Corp. Variable Rate Notes:
(3 Month Treasury B ill Rate + 0.00%),
0.09%,  10/07/21
(a)
............... 18,319 18,318,750
Total U.S. Government Sponsored Agency Obligations — 1.2%
(Cost: $18,318,750) ............................... 18,318,750
Total Repurchase Agreements — 5.3%
(Cost: $83,000,000) ............................... 83,000,000
Total Investments — 97.2%
(Cost: $1,511,794,151 )
(g)
........................... 1,511,794,151
Other Assets Less Liabilities — 2.8% .................... 43,604,836
Net Assets — 100.0% ............................... $ 1,555,398,987
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Wealth Liquid Environmentally Aware Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2021
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 0.05% 09/30/21 10/01/21 $ 43,000 $ 43,000 $ 43,000,060
U.S. Treasury
Obligation, 2.00%, due
11/30/22 ......... $ 42,648,800 $ 43,860,012
$ – $ –
Citigroup Global Markets,
Inc. ........... 0.06 09/30/21 10/01/21 20,000 20,000 20,000,033
U.S. Government
Sponsored Agency
Obligations, 3.00% to
23.58%, due 11/25/36
to 10/15/48 ....... 26,096,415 21,406,357
$ – $ –
Fixed Income Clearing
Corp . .......... 0.05 09/30/21 10/01/21 8,000 8,000 8,000,011
U.S. Treasury
Obligation, 0.05%, due
10/01/21 ......... 9,396,200 8,160,015
$ – $ –
JP Morgan Securities
LLC ........... 0.05 09/30/21 10/01/21 10,000 10,000 10,000,014
U.S. Government
Sponsored Agency
Obligations, 2.50% to
5.00%, due 03/20/32 to
03/20/51 ......... 14,151,666 10,200,000
$ – $ –
Mizuho Securities USA
LLC ........... 0.05 09/30/21 10/01/21 2,000 2,000 2,000,003
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
09/20/51 ......... 2,076,643 2,100,000
$ – $ –
$ 83,000 $ 85,726,384
$ – $ –
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 1,511,794,151 $ — $ 1,511,794,151

Statement of Assets and Liabilities
(unaudited)

September 30, 2021

Financial Statements
BlackRock
Wealth Liquid
Environmentally
Aware Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,428,794,151
Cash ............................................................................................................. 44,684,359
Repurchase agreements, at value
(b)
......................................................................................... 83,000,000
Receivables: –
Capital shares sold ................................................................................................... 575,925
Interest — unaffiliated ................................................................................................. 236,634
From the Manager ................................................................................................... 1,786
Prepaid expenses ..................................................................................................... 168,483
Total assets .........................................................................................................
1,557,461,338
LIABILITIES
Payables: –
Administration fees ................................................................................................... 74,257
Capital shares redeemed ............................................................................................... 1,617,889
Income dividend distributions ............................................................................................ 726
Investment advisory fees .............................................................................................. 98,555
Trustees' and Officer's fees ............................................................................................. 4,000
Other affiliate fees ................................................................................................... 35,533
Other accrued expenses ............................................................................................... 231,391
Total liabilities ........................................................................................................
2,062,351
NET ASSETS ........................................................................................................
$ 1,555,398,987
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 1,555,196,802
Accumulated earnings .................................................................................................. 202,185
NET ASSETS ........................................................................................................
$ 1,555,398,987
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 1,428,794,151
(b)
  Repurchase agreements, at cost — unaffiliated ................................................................................ $ 83,000,000
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
September 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 272,758,205
Shares outstanding .................................................................................................
272,745,467
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Premier
Net assets ........................................................................................................
$ 36,746
Shares outstanding .................................................................................................
36,744
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Service
Net assets ........................................................................................................
$ 28,176,752
Shares outstanding .................................................................................................
28,175,436
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Investor A
Net assets ........................................................................................................
$ 1,242,193,331
Shares outstanding .................................................................................................
1,242,135,270
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1
Investor C
Net assets ........................................................................................................
$ 12,233,953
Shares outstanding .................................................................................................
12,233,382
Net asset value ....................................................................................................
$ 1.00
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.00 1

Statement of Operations
(unaudited)

Six Months Ended September 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................ $ 1,707,162
Total investment income .................................................................................................
1,707,162
EXPENSES
Investment advisory .................................................................................................. 3,965,431
Service and distribution — class specific .................................................................................... 1,916,094
Administration ..................................................................................................... 367,052
Administration — class specific .......................................................................................... 185,798
Transfer agent — class specific .......................................................................................... 183,962
Registration ....................................................................................................... 103,402
Professional ....................................................................................................... 81,711
Accounting services .................................................................................................. 32,123
Custodian ......................................................................................................... 21,336
Trustees and Officer .................................................................................................. 8,001
Miscellaneous ...................................................................................................... 64,331
Total expenses .......................................................................................................
6,929,241
Less: –
Administration fees waived — class specific .................................................................................. (179,753)
Fees waived and/or reimbursed by the Manager ............................................................................... (3,008,117)
Service and distribution fees waived and/or reimbursed — class specific ............................................................... (1,916,094)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (161,334)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,663,943
Net investment income ..................................................................................................
43,219
REALIZED GAIN $ 11,534
Net realized gain from investments ........................................................................................ 11,534
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 54,753

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Wealth Liquid Environmentally
Aware Fund
Six Months Ended
09/30/21
(unaudited)
Year Ended
03/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 43,219 $ 3,361,668
Net realized gain .................................................................................. 11,534 221,016
Net increase in net assets resulting from operations .............................................................
54,753 3,582,684
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (13,746) (971,388)
Premier ....................................................................................... (1) (79)
Service ....................................................................................... (683) (15,811)
Investor A ..................................................................................... (28,509) (2,515,253)
Investor C ..................................................................................... (280) (20,815)
Decrease in net assets resulting from distributions to shareholders ...................................................
(43,219) (3,523,346)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(706,824,881) (758,932,753)
NET ASSETS
Total decrease in net assets ............................................................................ (706,813,347) (758,873,415)
Beginning of period .................................................................................. 2,262,212,334 3,021,085,749
End of period ......................................................................................
$ 1,555,398,987 $ 2,262,212,334
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional
Six Months Ended
09/30/21
(unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0021 0.0195 0.0213 0.0118 0.0061
Net realized gain ............................
0.0000
(a)
0.0001 0.0000
(a)
0.0000
(a)
0.0004 0.0002
Net increase from investment operations ..............
0.0000 0.0022 0.0195 0.0213 0.0122 0.0063
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0021) (0.0195) (0.0213) (0.0122) (0.0061)
From net realized gain .........................
— (0.0001) (0.0000)
(c)
(0.0000)
(c)
— (0.0002)
Total distributions .............................
(0.0000) (0.0022) (0.0195) (0.0213) (0.0122) (0.0063)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
— 0.21% 1.97% 2.15% — —
Based on net asset value ........................
0.00%
(e)(f)
0.21% 1.97% 2.15% 1.23% 0.63%
Ratios to Average Net Assets
Total expenses ...............................
0.53%
(g)
0.53% 0.56% 0.60% 0.56% 0.56%
Total expenses after fees waived and/or reimbursed ......
0.17%
(g)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income .........................
0.01%
(g)
0.18% 1.94% 2.17% 1.18% 0.61%
Supplemental Data
Net assets, end of period (000) ....................
$ 272,758 $ 523,322 $ 369,187 $ 336,387 $ 305,669 $ 569,757
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Premier
Six Months Ended
09/30/21
(unaudited)
Year Ended
03/31/2021
Period from
07/26/19
(a)
to 03/31/20
Net asset value, beginning of period ...........................................................
$ 1.00 $ 1.00 $ 1.00
Net investment income ....................................................................
0.0000
(b)
0.0021 0.0117
Net realized gain ........................................................................
0.0000
(b)
0.0001 0.0000
(b)
Net increase from investment operations ..........................................................
0.0000 0.0022 0.0117
Distributions
(c)
– – –
From net investment income ................................................................
(0.0000)
(d)
(0.0021) (0.0117)
From net realized gain .....................................................................
— (0.0001) (0.0000)
(d)
Total distributions .........................................................................
(0.0000) (0.0022) (0.0117)
Net asset value, end of period ................................................................
$ 1.00 $ 1.00 $ 1.00
Total Return
(e)
— 0.22% 1.18%
Based on net asset value ....................................................................
0.00%
(f)(g)
0.22% 1.18%
(f)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.61%
(h)
0.58% 0.70%
(h)
Total expenses after fees waived and/or reimbursed ..................................................
0.18%
(h)
0.20% 0.20%
(h)
Net investment income .....................................................................
0.00%
(g)(h)
0.21% 1.75%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 37 $ 37 $ 37
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Aggregate total return.
(g)
Amount is less than 0.005%.
(h)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Service
Six Months Ended
09/30/21
(unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0009 0.0165 0.0185 0.0092 0.0009
Net realized gain ............................
0.0000
(a)
0.0001 0.0000
(a)
0.0000
(a)
0.0001 0.0024
Net increase from investment operations ..............
0.0000 0.0010 0.0165 0.0185 0.0093 0.0033
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0009) (0.0165) (0.0185) (0.0093) (0.0009)
From net realized gain .........................
— (0.0001) (0.0000)
(c)
(0.0000)
(c)
— (0.0024)
Total distributions .............................
(0.0000) (0.0010) (0.0165) (0.0185) (0.0093) (0.0033)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
— 0.10% 1.66% 1.87% — —
Based on net asset value ........................
0.00%
(e)(f)
0.10% 1.66% 1.87% 0.93% 0.33%
Ratios to Average Net Assets
Total expenses ...............................
0.78%
(g)
0.78% 0.84% 0.83% 0.86% 0.89%
Total expenses after fees waived and/or reimbursed ......
0.18%
(g)
0.25% 0.50% 0.47% 0.50% 0.50%
Net investment income .........................
0.00%
(f)(g)
0.04% 1.65% 1.87% 0.92% 0.09%
Supplemental Data
Net assets, end of period (000) ....................
$ 28,177 $ 45,926 $ 5,692 $ 6,152 $ 5,655 $ 6,191
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Investor A
Six Months Ended
09/30/21
(unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0009 0.0164 0.0178 0.0090 0.0025
Net realized gain (loss) ........................
0.0000
(a)
0.0001 0.0000
(a)
0.0000
(a)
(0.0002) 0.0003
Net increase from investment operations ..............
0.0000 0.0010 0.0164 0.0178 0.0088 0.0028
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0009) (0.0164) (0.0178) (0.0088) (0.0025)
From net realized gain .........................
— (0.0001) (0.0000)
(c)
(0.0000)
(c)
— (0.0003)
Total distributions .............................
(0.0000) (0.0010) (0.0164) (0.0178) (0.0088) (0.0028)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
— 0.10% 1.66% 1.80% — —
Based on net asset value ........................
0.00%
(e)(f)
0.10% 1.66% 1.80% 0.88% 0.28%
Ratios to Average Net Assets
Total expenses ...............................
0.79%
(g)
0.78% 0.81% 0.90% 0.91% 0.97%
Total expenses after fees waived and/or reimbursed ......
0.18%
(g)
0.34% 0.50% 0.54% 0.54% 0.55%
Net investment income .........................
0.00%
(f)(g)
0.10% 1.45% 1.85% 0.90% 0.25%
Supplemental Data
Net assets, end of period (000) ....................
$ 1,242,193 $ 1,677,581 $ 2,616,196 $ 484,301 $ 180,873 $ 122,896
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Wealth Liquid Environmentally Aware Fund
Investor C
Six Months Ended
09/30/21
(unaudited)
Year Ended March 31,
2021 2020 2019 2018 2017
Net asset value, beginning of period ...............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ........................
0.0000
(a)
0.0008 0.0086 0.0105 0.0017 0.0009
Net realized gain ............................
0.0000
(a)
0.0001 0.0000
(a)
0.0000
(a)
0.0001 0.0001
Net increase from investment operations ..............
0.0000 0.0009 0.0086 0.0105 0.0018 0.0010
Distributions
(b)
– – – – – –
From net investment income ....................
(0.0000)
(c)
(0.0008) (0.0086) (0.0105) (0.0018) (0.0009)
From net realized gain .........................
— (0.0001) (0.0000)
(c)
(0.0000)
(c)
— (0.0001)
Total distributions .............................
(0.0000) (0.0009) (0.0086) (0.0105) (0.0018) (0.0010)
Net asset value, end of period ....................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
— 0.08% 0.87% 1.05% — —
Based on net asset value ........................
0.00%
(e)(f)
0.08% 0.87% 1.05% 0.18% 0.10%
Ratios to Average Net Assets
Total expenses ...............................
1.59%
(g)
1.54% 1.62% 1.64% 1.65% 1.62%
Total expenses after fees waived and/or reimbursed ......
0.18%
(g)
0.35% 1.28% 1.28% 1.24% 0.71%
Net investment income .........................
0.00%
(f)(g)
0.09% 0.85% 1.07% 0.17% 0.09%
Supplemental Data
Net assets, end of period (000) ....................
$ 12,234 $ 15,347 $ 29,973 $ 15,174 $ 21,727 $ 26,434
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Notes to Financial Statements
(unaudited)
2021
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Wealth Liquid Environmentally Aware Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC
Fund/SERV trading platform. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Investor C Shares are available only through exchanges and dividend and capital gain reinvestments by current holders. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Premier Shares commenced operations on July 26, 2019.
(b)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by the Manager (defined below) or its affiliates (each, a “BlackRock Fund”) where no initial sales charge was paid at the time of purchase of such fund. Investor C Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor C Shares of a non-money market BlackRock Fund.
The Fund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.
The Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% of the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that the Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining interest holders.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Service Shares ..................................... No No None
Premier Shares
(a)
.............................................. No No None
Investor A Shares .............................................. No No
(b)
None
Investor C Shares ............................................. No No
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended September 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration:  The Trust , on behalf of the Fund, entered into a Administration Agreement with the Manager, and indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below:
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended September 30, 2021, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2021, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.450%
$1 Billion - $2 Billion ..................................................................................................... 0.400
$2 Billion - $3 Billion .................................................................................................... 0.375
Greater than $3 Billion ................................................................................................... 0.350
Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Service ......................................................................................................... $ 44,174
Investor A ........................................................................................................ 1,802,657
Investor C ........................................................................................................ 69,263
$ 1,916,094
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 36,675
Premier ......................................................................................................... 4
Service ......................................................................................................... 3,533
Investor A ........................................................................................................ 144,201
Investor C ........................................................................................................ 1,385
$ 185,798
Institutional ............................................................................................................. $ 1,184
Investor A .............................................................................................................. 68 0
$ 1 , 864

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended September 30, 2021, the Fund did not reimburse the Manager any amounts in return for these services.
For the six months ended September 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended September 30, 2021 , affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses , and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”) . The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended September 30, 2021, the Manager waived and/or reimbursed investment advisory fees of $2,786,022, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/
or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended September 30, 2021, class specific expense waivers and/or reimbursements are as follows:
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as fees waived and/or reimbursed by the Manager, administration fees waived — class specific, service and distribution fees waived and/or reimbursed — class specific and transfer agent fees waived and/or reimbursed — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the six months ended September 30, 2021, there were $2,430,292 waived and/or reimbursed by the Manager and BRIL under this agreement.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended September 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated fund s in compliance with Rule 17a-7 under the 1940 Act were as follows:
Institutional ....................................................................................................... $ 12,441
Premier ......................................................................................................... 17
Service ......................................................................................................... 1,166
Investor A ........................................................................................................ 165,537
Investor C ........................................................................................................ 4,801
$ 183,962
Investor A $ 26,780
Investor C 268
Institutional .......................................................................................................... 0.20%
Premier ............................................................................................................ 0.20
Service ............................................................................................................ 0.50
Investor A ........................................................................................................... 0.55
Investor C ........................................................................................................... 1.30
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional .................................................................................... $ 36,675 $ 12, 289
Premier ...................................................................................... 4 16
Service ...................................................................................... — —
Investor A ..................................................................................... — —
Investor C ..................................................................................... — —
$ 36,679 $ 12,3 05
Purchases ............................................................................................................... $ —
Sales ................................................................................................................... 24,992,649
Net Realized Gain (Loss) ..................................................................................................... —

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's financial statements.
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition.
The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
8. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.
As of September 30, 2021, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,744 Premier Shares of the Fund.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Fund Name /Share Class
Six Months Ended
09/30/21
Year Ended
03/31/21
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional
Shares sold 236,168,879 1,170,723,442
Shares issued in reinvestment of distributions ........................................................ 6,460 438,340
Shares redeemed
(486,737,579) (1,017,040,963)
(250,562,240) 154,120,819
Premier
Shares sold — —
Shares issued in reinvestment of distributions ........................................................ — —
Shares redeemed
— —
— —
Service
Shares sold 5,580,379 72,032,686
Shares issued in reinvestment of distributions ........................................................ 678 15,339
Shares redeemed
(23,330,331) (31,815,664)
(17,749,274) 40,232,361
Investor A
Shares sold and automatic conversion of shares 69,064,732 1,380,124,647
Shares issued in reinvestment of distributions ........................................................ 28,355 2,512,348
Shares redeemed
(504,493,307) (2,321,296,419)
(435,400,220) (938,659,424)
Investor C
Shares sold 4,230,989 22,616,645
Shares issued in reinvestment of distributions ........................................................ 257 20,363
Shares redeemed and automatic conversion of shares
(7,344,393) (37,263,517)
(3,113,147) (14,626,509)
(706,824,881) (758,932,753)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2021
BlackRock Semi-Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 7, 2021 (the “April
Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”)
with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April
Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information.
BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each
Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed the Fund’s performance within the context of the low yield environment. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for the one- and three-year periods reported, the Fund outperformed and underperformed, respectively, its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable period. The Board noted that effective May 11, 2020, the Fund had undergone a change in its investment objective and investment strategy, and changed its name from BlackRock Money Market Portfolio to BlackRock Wealth Liquid Environmentally Aware Fund.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The
Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board additionally noted that BlackRock and the
Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and ann ual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the

Additional Information
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in This Report

Glossary of Terms Used in This Report
Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the
Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The
Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
MM-9/21-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: December 3, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: December 3, 2021